UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-7512

DREYFUS PREMIER WORLDWIDE GROWTH FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31

Date of reporting period:	07/31/07

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Premier Worldwide Growth Fund, Inc.
July 31, 2007 (Unaudited)

Common Stocks--99.8%	Shares	Value ($)

Consumer Discretionary--13.6%
Christian Dior	289,500	35,658,789
LVMH Moet Hennessy Louis Vuitton	122,175	13,657,092
McDonald's	217,800	10,426,086
McGraw-Hill Cos.	360,800	21,828,400
News, Cl. A	706,400	14,919,168
Pearson	300,944	4,831,150
		101,320,685
Consumer Staples--31.6%
Altria Group	552,500	36,724,675
Coca-Cola	403,100	21,005,541
Diageo, ADR	165,000	13,477,200
Groupe Danone, ADR	1,960,000	28,028,000
Kraft Foods, Cl. A	224,000	7,336,000
L'Oreal, ADR	1,610,000	37,191,000
Nestle, ADR	326,600	31,572,422
PepsiCo	241,675	15,858,713
Procter & Gamble	330,000	20,413,800
Wal-Mart Stores	50,322	2,312,296
Walgreen	523,000	23,106,140
		237,025,787
Energy--18.3%
BP, ADR	60,000	4,164,000
Chevron	315,800	26,925,108
ConocoPhillips	26,000	2,101,840
Exxon Mobil	555,008	47,247,831
Norsk Hydro, ADR	522,000	20,138,760
Total, ADR	462,516	36,358,383
		136,935,922
Financial--14.4%
American Express	122,850	7,191,639
Ameriprise Financial	45,970	2,770,612
Assicurazioni Generali	263,890	10,341,107
Citigroup	541,284	25,207,596
Deutsche Bank	85,300	11,624,684
Eurazeo	66,352	9,311,138
HSBC Holdings, ADR	135,000	12,576,600
JPMorgan Chase & Co.	254,100	11,182,941
UBS	200,000	11,088,772
Zurich Financial Services	20,500	5,959,726
		107,254,815
Health Care--8.4%
Abbott Laboratories	200,300	10,153,207
Johnson & Johnson	203,525	12,313,263
Novartis, ADR	80,000	4,316,000
Pfizer	10,754	252,827
Roche Holding, ADR	402,000	35,870,460
		62,905,757
Industrial--5.8%
Emerson Electric	190,200	8,952,714
General Electric	701,072	27,173,551
United Technologies	100,000	7,297,000
		43,423,265
Information Technology--4.2%

Intel	810,941	19,154,426
Microsoft	360,600	10,453,794
Texas Instruments	40,000	1,407,600
		31,015,820
Materials--3.5%
Air Liquide, ADR	948,236	24,843,783
Yara International, ADR	52,400	1,418,468
		26,262,251
Total Common Stocks
(cost $377,767,253)		746,144,302

Other Investment--.2%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,351,000)	1,351,000 [a]	1,351,000

Total Investments (cost $379,118,253)	100.0%	747,495,302

Liabilities, Less Cash and Receivables	(.0%)	(355,860)

Net Assets	100.0%	747,139,442

ADR - American Depository Receipts
a Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PREMIER WORLDWIDE GROWTH FUND, INC.

By:	/s/ J. David Officer
J. David Officer
President

Date:	September 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	September 26, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	September 26, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)